LEASES	12 Months Ended
Dec. 31, 2023
LEASES
LEASES

13. LEASES

a.	The Group as a lessee

The Group leases several assets including land rights, building, transmission installation and equipment, vehicles, and others which used in operations, which generally have lease term between 1 and 50 years.

The carrying amounts of right-of-use assets recognized and the movement during the year are as follows:

			Transmission
			installation and
	Land rights	Buildings	equipment	Vehicles	Others	Total
As at January 1, 2022	5,338	630	12,739	408	138	19,253
Additions	1,179	121	8,205	488	23	10,016
Deductions and reclassifications	(178)	(22)	(2,122)	(198)	8	(2,512)
Depreciation expense	(891)	(187)	(3,935)	(178)	(35)	(5,226)
As at December 31, 2022	5,448	542	14,887	520	134	21,531
Additions	1,764	156	7,477	227	893	10,517
Deductions and reclassifications	(42)	(88)	(2,837)	8	1	(2,958)
Depreciation expense	(1,036)	(148)	(3,469)	(236)	(177)	(5,066)
As at December 31, 2023	6,134	462	16,058	519	851	24,024

The carrying amounts of the lease liabilities and the movements during the year are as follows:

	2022	2023

As at January 1	15,888	18,473
Accretion of interest	975	1,015
Additions (Note 36a)	10,006	10,407
Deductions	(8,396)	(9,593)
As at December 31	18,473	20,302
Current	(4,772)	(5,458)
Non-current	13,701	14,844

The maturity analysis of lease payments are as follows:

	2022	2023
No later than a year	5,741	6,513
Later than 1 year and no later than 5 years	11,278	11,460
Later than 5 years	4,889	6,429
Total lease payments	21,908	24,402
Interest	(3,435)	(4,100)
Net present value of lease payments	18,473	20,302
Current	(4,772)	(5,458)
Non-current	13,701	14,844

The Group also has certain leases with lease terms of twelve months or less and low-value leases. The Group applies the ‘short-term lease’ and ‘lease of low-value assets’ recognition exemptions for these leases. There are no lease contracts with variable lease payments.

The following are the amounts recognized in profit or loss:

	2022	2023
Depreciation expense of right-of-use assets	5,226	5,066
Expense relating to short-term leases	3,821	3,743
Interest expense on lease liabilities	975	1,015
Expense relating to leases of low-value assets	52	27

b.	The Group as a lessor

The Group entered into non-cancelable lease agreements with both third and related parties. The lease agreements cover leased lines, telecommunication equipment and land and building with terms ranging from 1 to 32 years and with expiry dates between 2024 and 2051. Periods may be extended based on the agreement by both parties.

The minimum amount of future lease payments and receipts for operating lease agreements are as follows:

	2022	2023
Less than 1 year	2,582	5,099
1-5 years	8,354	9,412
More than 5 years	5,107	5,098
Total	16,043	19,609